OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.8%
	EQUITY - 97.8%
5,226	Avantis International Small Cap Value ETF	$ 414,317
12,501	Dimensional International Small Cap Value ETF	411,408
9,400	Dimensional International Value ETF	402,602
4,435	First Trust Utilities AlphaDEX Fund	187,955
1,538	Global X MLP & Energy Infrastructure ETF	96,371
7,180	iShares International Select Dividend ETF	247,782
7,495	iShares Latin America 40 ETF(a)	196,444
1,731	iShares MSCI ACWI ex U.S. ETF	105,487
7,642	iShares MSCI Australia ETF(a)	201,137
6,967	iShares MSCI Brazil ETF(a)	200,998
4,433	iShares MSCI Canada ETF	204,805
2,750	iShares MSCI EAFE ETF	245,823
4,583	iShares MSCI EAFE Min Vol Factor ETF	385,247
11,103	iShares MSCI EAFE Value ETF(a)	704,818
4,751	iShares MSCI Germany ETF	201,015
11,198	iShares MSCI International Momentum Factor ETF	511,637
4,257	iShares MSCI Italy ETF	204,932
2,605	iShares MSCI Japan ETF	195,297
8,265	iShares MSCI Pacific ex Japan ETF	408,043
1,730	iShares U.S. Aerospace & Defense ETF(a)	326,347
5,015	iShares US Consumer Goods ETF	353,457
41,154	SPDR Portfolio S&P 500 ETF	2,991,484
8,578	Vanguard FTSE Emerging Markets ETF	424,268
3,197	Vanguard FTSE Europe ETF	247,768
2,717	Vanguard Mid-Cap Growth ETF	772,688
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,862,734)	10,642,130

OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 1.9%
	EQUITY - 1.9%
11,465	Pear Tree Polaris Foreign Value Small Cap Fund, Institutional Class	$ 210,271
30	Thornburg Investment Income Builder Fund, Class I	903
	TOTAL OPEN END FUNDS (Cost $180,772)	211,174

	SHORT-TERM INVESTMENTS — 9.7%
	COLLATERAL FOR SECURITIES LOANED - 9.4%
1,027,259	First American Government Obligations Fund, Class X, 4.25% (b)(c) (Cost $1,027,259)	1,027,259

	MONEY MARKET FUND - 0.3%
29,537	First American Government Obligations Fund, Class X, 4.25% (c) (Cost $29,537)	29,537

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,056,796)	1,056,796

	TOTAL INVESTMENTS - 109.4% (Cost $11,100,302)	$ 11,910,100
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.4)%	(1,020,311)
	NET ASSETS - 100.0%	$ 10,889,789

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $1,011,325, as of June 30, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $1,027,259 at June 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.